Tradr 2X Long LEU Daily ETF

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,777,038
TOTAL NET ASSETS — 100.0%	$4,777,038

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Centrus Energy Corporation	Receive	6.64% (OBFR01*+ 300bps)	At Maturity	4/5/2027	$8,733,919	$-	$725,962
TOTAL EQUITY SWAP CONTRACTS								$725,962

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of April 30, 2026.